Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Share-Based Compensation
38.	SHARE-BASED COMPENSATION
Long-term incentive plan
On October 19, 2021, the Company approved an Omnibus Equity Incentive Plan (“Omnibus Plan”) that would allow the Company to grant various awards to its employees. Under the terms of the Omnibus Plan, the maximum number of common shares that may be awarded is 8.8 million common shares. The awards issuable under the Plan consists of RSUs, DSUs, PSUs and stock options.
Deferred share units
Under the terms of the Omnibus Plan, DSUs may be issued to members of the Board of Directors as may be designated by the Board of Directors from time-to-time
in satisfaction of all or a portion of Director fees. The number of DSUs to be issued in satisfaction of a payment of Director fees shall be equal to the amount of the Director fees divided by the given day volume weighted average price of the Company’s common shares preceding the grant date. DSUs are equity-settled share-based payments measured at fair value at the date of grant and expensed immediately as the underlying services have been rendered. The grant date fair value is approximated by the price of the Company’s common shares on the date of grant. DSUs do not have an exercise price and become exercisable for one common share of the Company upon the retirement of the Director, or in the event of incapacity.
For the year ended December 31, 2025, the Company recorded a share-based payment compensation expense of $2.1 million in administrative and selling expense on the consolidated statements of net loss and contributed deficit on the consolidated statements of financial position. For the nine month period ended December 31, 2024, the Company recorded a share-based payment compensation expense of $1.7 million in administrative and selling expense on the consolidated statements of net loss and contributed deficit on the consolidated statements of financial position.
Continuity of deferred share units are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024
(in units)
Opening balance	480,481	344,768
Granted	218,069	130,772
Dividend equivalents and other adjustments	7,124	4,941

Ending balance	705,674	480,481

RSUs and PSUs
Under the terms of the Omnibus Plan, RSUs and PSUs may be issued to employees of the Company as may be designed by the Board of Directors in order to retain and motivate employees. RSUs and PSUs are equity-settled share-based payments measured at fair value at the date of grant and expensed over the vesting period. The grant date fair value takes into account any non-vesting
conditions. The subsequent recognition of the grant date fair value over the vesting period involves the Company’s estimation of the RSUs and PSUs that will eventually vest and adjusts for the likelihood of achieving service conditions and performance conditions. RSUs and PSUs do not have an exercise price and become exercisable for one common share of the Company on the vesting date. Holders of RSUs and PSUs are also entitled to dividend equivalents when dividends are declared to common shareholders. The price of the Company’s common shares on the grant date is used to approximate the grant date fair value of each unit of RSUs and PSUs.
FY2023 Plan
On May 17, 2022, 141,203 RSUs and 556,348 PSUs were granted to certain employees of the Company, with a grant date fair value of US $9.40 per award based on the market price of the Company’s common shares. The total grant date fair value determined was recognized on a straight-line basis over the vesting period and was subject to true-ups
at each period end to reflect the likelihood of achieving certain performance conditions. The FY2023 plan fully vested on December 16, 2024, and as a result, 137,776 units were settled in common shares and 149,013 units were cancelled.
FY2024 Plan
On March 31, 2023 the Board of Directors approved a grant of 457,935 and 404,211 units of RSUs and PSUs, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2024, with a grant date fair value of US $7.62 per award based on the market price of the Company’s common shares. The RSUs and PSUs vest on March 31, 2026 upon the achievement of service and performance conditions. The total grant date fair value determined is recognized on a straight-line basis over the vesting period and is subject to true-ups
at each period end to reflect the likelihood of achieving certain performance conditions.
FY2025 Plan
On June 18, 2024, the Board of Directors approved a grant of 569,536 and 953,783 units of RSUs and PSUs, respectively, to various employees of the Company under the Omnibus Plan for the twelve month period ended March 31, 2025. The RSUs and PSUs will vest on March 31, 2027 (the “Vesting Date”) upon the achievement of specific service conditions. Vesting of PSUs is further subject to satisfaction of a performance condition related to Total Shareholder Return (“TSR”).

Under terms of

the plan, upon the TSR reaching specified target thresholds of 25%, 50%, 75% as compared its peer group, eligible employees will receive PSUs in accordance with the Omnibus Plan. TSR is calculated as the sum of (a)
20-day
volume weighted average price of the common shares as at March 31, 2027, less (b)
20-day
volume weighted average price of the common shares as at April 1, 2024, plus (c) cumulative reinvested dividends from April 1, 2024 to March 31, 2027, divided by the
20-day
volume weighted average price of the common shares converted to Canadian dollars as at April 1, 2024.
The grant date fair value of RSUs of US $10.21 per award is based on the market price of the Company’s common shares. The grant date fair value of PSUs of US $18.47 per award is estimated using a Monte-Carlo simulation which takes into account the market value of the shares of the
Company and its peer group along with a wide range of possible share price outcomes.
The Monte-Carlo simulation was performed on the grant date, September 4, 2024, and used the following to estimate the fair value of the PSUs:

Common share price	$13.81
20-day VWAP as at April 1, 2024	$10.72
Term (in years)	3.0
Common share expected volatility	41.03%
Expected risk-free interest rate	3.09%

The total grant date fair value determined for the RSUs and PSUs are recognized on a straight-line basis over the vesting period.
CY2025 Plan
On March 11, 2025, the Board of Directors approved a grant of 565,016 and 1,042,775 units of RSUs and PSUs, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended December 31, 2025. The RSUs and PSUs will vest on March 10, 2028 (the “Vesting Date”) upon the achievement of specific service conditions. Vesting of PSUs is further subject to satisfaction of a performance condition related to Total Shareholder Return (“TSR”). Under terms of the plan, upon the TSR reaching specified target thresholds of 25%, 50%, 75% as compared its peer group, eligible employees will receive PSUs in accordance with the Omnibus Plan. TSR is calculated as the sum of (a)
20-day
volume weighted average price of the common shares as at December 31, 2027, less (b)
20-day
volume weighted average price of the common shares as at January 1, 2025, plus (c) cumulative reinvested dividends from January 1, 2025 to December 31, 2027, divided by the
20-day
volume weighted average price of the common shares converted to Canadian dollars as at January 1, 2025.
The grant date fair value of RSUs of US $4.58 per award is based on the market price of the Company’s common shares. The grant date fair value of PSUs of US $2.00 per award is estimated using a Monte-Carlo simulation which takes into account the market value of the shares of the Company and its peer group along with a wide range of possible share price outcomes. The Monte-Carlo simulation was performed on the grant date, August 21, 2025, and used the following to estimate the fair value of the PSUs:

Common share price	$6.36
20-day VWAP as at January 1, 2025	$14.04
Term (in years)	3.0
Common share expected volatility	43.94%
Expected risk-free interest rate	2.62%

The total grant date fair value determined for the RSUs
an
d PSUs are recognized on a st
raig
ht-line ba
sis
over the vesting period.
Continuity of RSUs are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024
(in units)
Opening balance	1,037,229	607,252
Granted	565,016	569,536
Dividend equivalents and other adjustments, net of cancellations	(406,844)	(75,279)
Vested and settled	-	(64,280)

Ending balance	1,195,401	1,037,229

Continuity of PSUs are as follows:

	Year ended December 31, 2025	Nine months ended December 31, 2024
(in units)
Opening balance	1,049,039	231,898
Granted	1,042,775	953,783
Dividend equivalents and other adjustments, net of cancellations	(921,434)	(63,146)
Vested and settled	-	(73,496)

Ending balance	1,170,381	1,049,039

For the year ended December 31, 2025, the Company recorded share-based payment compensation expense of $4.9 million in administrative and selling expenses on the consolidated statements of net loss and contributed deficit on the consolidated statements of financial position. During the year ended December 31, 2025, $10.2 million was recorded as a recovery of share-based payment compensation expense for 421,712 RSUs and 942,144
PSUs resulting from the retirement of an employee of the Company’s key management personnel. For nine month period ended December 31, 2024, the Company recorded share-based payment compensation expense of $
11.4
 million in administrative and selling expenses on the consolidated statements of net loss and contributed deficit on the consolidated statements of financial position.